CAPITAL STOCK TRANSACTIONS (Details Narrative) - USD ($)																																				1 Months Ended	3 Months Ended					12 Months Ended
	Dec. 31, 2021	Sep. 13, 2021	Sep. 02, 2021	Jun. 24, 2021	Jun. 16, 2021	May 28, 2021	Mar. 12, 2021	Mar. 12, 2021	Mar. 10, 2021	Mar. 05, 2021	Feb. 23, 2021	Feb. 09, 2021	Feb. 05, 2021	Feb. 05, 2021	Feb. 01, 2021	Jan. 12, 2021	Jan. 08, 2021	Oct. 14, 2020	Aug. 17, 2020	Jul. 23, 2020	Jul. 06, 2020	Jun. 08, 2020	Mar. 17, 2020	Feb. 04, 2020	Feb. 03, 2020	Jan. 30, 2020	Jan. 21, 2020	Jan. 08, 2020	Dec. 05, 2019	Sep. 19, 2019	Jul. 18, 2019	Jun. 10, 2019	May 31, 2019	Aug. 21, 2014	Aug. 07, 2013	Sep. 30, 2015	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2021	Dec. 31, 2020	Apr. 15, 2021	Feb. 19, 2020	Oct. 30, 2019	Aug. 28, 2018	Jun. 30, 2017	May 25, 2006	Apr. 21, 2005
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized	2,000,000,000																																				2,000,000,000	2,000,000,000				2,000,000,000	2,000,000,000
Common stock, shares par value	$ 0.001																																				$ 0.001	$ 0.001				$ 0.001	$ 0.001
Preferred stock, shares authorized	20,000																																					20,000				20,000	20,000
Number of stock issued shares		1,100,630																									300,000,000															9,833,750
Shares issued price per share	$ 0.08																										$ 0.03															$ 0.08
Number of common stock shares issued for conversion																																										482,870,234
Value of shares conversion of convertible notes
Gain on debt																																										$ 868,502	399,181
Legal fees																																										96,334
Debt unamortized debt discount	$ 26,919																																					$ 170,438				26,919	170,438
Number of stock issued shares, value																																										$ 3,084,039	$ 1,132,843
Common Stock, Shares, Outstanding	821,169,656																																					943,569,148				821,169,656	943,569,148	965,171,292
Preferred stock shares outstanding	4,500																																					0				4,500	0
Revision of Prior Period, Adjustment [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of stock issued shares					36,283
Previous Note Holder [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Conversion of warrants into stock						547,468
MGW Investment I Limited [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Debt Conversion, Converted Instrument, Shares Issued				25,000,000
Debt converted in stock, amount				$ 75,000
Securities Purchase Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued for redemption, shares																697,861
Cashless warrants																$ 27,914
Securities Purchase Agreement [Member] | LGH Investments, LLC [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accrued interest	$ 6,429																																										$ 6,429
Debt principal amount	$ 164,800																																					$ 164,800				$ 164,800	$ 164,800
Debt Conversion, Converted Instrument, Shares Issued	14,035,202																																										14,035,202
Debt converted in stock, amount	$ 171,229																																										$ 171,229
Conversion of warrants into stock															1,100,000		697,861
Securities Purchase Agreement [Member] | Firstfire Global Opportunities Fund LLC [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued as exercise of warrants						547,468.00
Subscription Agreement [Member] | MGW Investment I Limited [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares par value																																	$ 0.001
Warrant is exercisable price per share																																	$ 0.04
Number of stock sale shares																																	168,000,000
Purchase price of shares sale																																	$ 1,999,200
Sale of stock price per share																																	$ 0.0119
Series D Convertible Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of stock issued shares																								2,000,000
Number of shares conversion of convertible notes																								800
Preferred stock dividend description																																				In September 2015, all holders of Series D Preferred signed and delivered estoppel agreements, whereby the holders agreed, among other things, that the Series D Preferred was not in default and to reduce (effective as of December 31, 2015) the dividend rate on the Series D Preferred Stock to six percent per annum and to terminate the 3.5% penalty in respect of unpaid dividends accruing on or after such date						The Series D Preferred holders were initially entitled to be paid a special monthly divided at the rate of 17.5% per annum. Initially, the Series D Preferred Stock was also entitled to be paid special dividends in the event cash dividends were not paid when scheduled. If the Company does not pay the dividend within five (5) business days from the end of the calendar month for which the payment of such dividend to owed, the Company will pay the investor a special dividend of an additional 3.5%. Any unpaid or accrued special dividends will be paid upon a liquidation or redemption. For any other dividends or distributions, the Series D Preferred Stock participates with common stock on an as-converted basis. The Series D Preferred holders may elect to convert the Series D Preferred Stock, in their sole discretion, at any time after a one year (1) year holding period, by sending the Company a notice to convert. The conversion rate is equal to the greater of $0.08 or a 20% discount to the average of the three (3) lowest closing market prices of the common stock during the ten (10) trading day period prior to conversion. The Series D Preferred Stock is redeemable from funds legally available for distribution at the option of the individual holders of the Series D Preferred Stock commencing any time after the one (1) year period from the offering closing at a price equal to the initial purchase price plus all accrued but unpaid dividends, provided, that if the Company gave notice to the investors that it was not in a financial position to redeem the Series D Preferred, the Company and the Series D Preferred holders are obligated to negotiate in good faith for an extension of the redemption period. The Company timely notified the investors that it was not in a financial position to redeem the Series D Preferred and the Company and the investors have engaged in ongoing negotiations to determine an appropriate extension period
Preferred stock dividend rate																																		13.00%								17.50%
Preferred stock shares outstanding																																		5,000
Series D Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of stock issued shares								3,693,588						3,000,000						3,000,000
Shares issued price per share							$ 0.08	$ 0.08												$ 0.04
Number of common stock shares issued for conversion							1,625,000
Number of shares conversion of convertible notes							650	1,300						1,200
Series A Convertible Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares authorized	440																																									440
Series B Convertible Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares authorized	20,000																																									20,000
Series C Convertible Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares authorized	15,000																																									15,000
Notes Payable [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Gain on debt																																								$ 22,221
Convertible Promissory Note [Member] | Securities Purchase Agreement [Member] | LGH Investments, LLC [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares par value																					$ 0.001
Shares issued price per share																			$ 0.001
Debt principal amount																			$ 103,000		$ 164,800
Number of warrant to purchase common stock																			1,500,000		1,500,000
Restricted shares of common stock																			1,000,000		1,000,000
Debt discount																			$ 3,000		$ 17,861																		$ 3,234
Debt interest rate																			8.00%		8.00%
Debt conversion price																			$ 0.02		$ 0.02
Debt principal payments of debt																			$ 19,211		$ 19,211
Debt unamortized debt discount																			$ 17,861		$ 4,800																	14,267	$ 14,267				14,267
Number of warrant purchase																					1,500,000
Convertible Promissory Note [Member] | Securities Purchase Agreement [Member] | Firstfire Global Opportunities Fund LLC [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued price per share																		$ 0.001
Debt principal amount																		$ 168,000
Restricted shares of common stock																		1,250,000
Stock issued for redemption, shares																697,861
Cashless warrants																$ 27,914
Debt discount																																						5,189
Debt unamortized debt discount																																						19,093					19,093
Number of warrant purchase																		1,500,000
Convertible Note Payable [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Debt discount																												$ 87,560
Debt interest rate																												12.00%																	12.00%	12.00%
Convertible Note Payable [Member] | Securities Purchase Agreement [Member] | LGH Investments, LLC [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares par value																			$ 0.001
Debt principal amount																			$ 103,000
Restricted shares of common stock																			1,000,000		1,000,000
Debt discount																			$ 17,861																		$ 3,234
Debt interest rate																			8.00%
Debt conversion price																			$ 0.02
Debt principal payments of debt																			$ 19,211
Debt unamortized debt discount																			$ 3,000																			$ 14,267					$ 14,267
Number of warrant purchase																			1,500,000
Convertible Note Payable [Member] | Securities Purchase Agreement [Member] | Firstfire Global Opportunities Fund LLC [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares par value																		$ 0.001
Debt principal amount																		$ 168,000
Restricted shares of common stock																		1,250,000
Debt discount																		$ 24,282
Debt interest rate																		8.00%
Debt conversion price																		$ 0.02
Debt principal payments of debt																		$ 24,282
Debt unamortized debt discount																		$ 8,000
Number of warrant purchase																		1,500,000
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares par value																										$ 0.02
Number of stock issued shares																							833,333		3,690,000	1,700,000	4,523,333															44,249,336	43,762,272
Shares issued price per share																							$ 0.03	$ 0.04	$ 0.03
Number of common stock shares issued for conversion																										1,700,000																	15,735,202
Value of shares conversion of convertible notes																										$ 36,500																	$ 5,000
Accrued interest																										$ 19,721
Number of shares conversion of convertible notes																																											5,000,000
Number of stock issued shares, value																																										$ 44,249	$ 43,762
Number of stock issued shares																																										9,842,072
Number of stock issued value																																										$ 294,016
Common Stock [Member] | Equity Financing Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of stock issued shares			1,142,459																			764,526																					22,572,272
Agreement, description			(the “Company”), entered into an Equity Financing Agreement (“Equity Financing Agreement”) and Registration Rights Agreement (“Registration Rights Agreement”) with GHS Investments LLC, a Nevada limited liability company (“GHS”). Under the terms of the Equity Financing Agreement, GHS agreed to provide the Company with up to $4,000,000 upon effectiveness of a registration statement on Form S-1 (the “Registration Statement”) filed with the U.S. Securities and Exchange Commission (the “Commission”) As a result we issued 1,142,459 Shares of common stock as an commitment fee, which was valued and expense in the amount of $47,699. On October 14, 2021, this Form S-1 became effective																			(the “Company”), entered into an Equity Financing Agreement (“Equity Financing Agreement”) and Registration Rights Agreement (“Registration Rights Agreement”) with GHS Investments LLC, a Nevada limited liability company (“GHS”). Under the terms of the Equity Financing Agreement, GHS agreed to provide the Company with up to $2,000,000 upon effectiveness of a registration statement on Form S-1 (the “Registration Statement”) filed with the U.S. Securities and Exchange Commission (the “Commission”) As a result we issued 764,526 Shares of common stock as an commitment fee, which was valued and expense in the amount of $10,000. On July 23, 2020, this Form S-1 became effective
Commitment fee			$ 47,699																			$ 10,000
Proceeds from common stock																																											$ 321,951
Legal fees																																											171,794
Common Stock [Member] | Series D Convertible Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of stock issued shares												2,275,662	3,000,000							3,000,000																					4,000,000
Shares issued price per share													$ 0.08	$ 0.08						$ 0.04																					$ 0.015
Value of shares conversion of convertible notes												$ 182,052
Number of shares conversion of convertible notes													1,200							1,200																					800
Commitment fee																																									$ 60,000
Number of stock issued shares, value																																									$ 60,000
Common Stock [Member] | Series D Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of common stock shares issued for conversion							2,068,588
Common Stock [Member] | Series D Convertible Preferred Stock One [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of stock issued shares												2,000,000												2,000,000
Shares issued price per share												$ 0.04												$ 0.04
Number of shares conversion of convertible notes												800												800
Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares par value	$ 0.001																																									$ 0.001
Preferred stock, shares authorized	20,000,000																																									20,000,000
Value of shares conversion of convertible notes																																											$ (200,000)
Number of shares conversion of convertible notes																																											(2,000)
Number of stock issued shares, value
Series F Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of warrant purchase	375,000																																									375,000
Warrant is exercisable price per share	$ 0.10																																									$ 0.10
Series G Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of warrant purchase	375,000																																									375,000
Warrant is exercisable price per share	$ 0.20																																									$ 0.20
Warrants [Member] | Accredited Investor [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of warrant to purchase common stock																													1	1
Warrant is exercisable price per share																													$ 0.04	$ 0.04		$ 0.04
Number of stock sale shares																													5,000,000	250,000
Warrants [Member] | Subscription Agreement [Member] | MGW Investment I Limited [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares par value																																	0.001
Warrant is exercisable price per share																																	$ 0.04
Number of stock sale shares																																	168,000,000
Purchase price of shares sale																																	$ 1,999,200
Board of Directors and Shareholders [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized																																2,000,000,000															800,000,000	400,000,000		200,000,000
Common stock, shares par value																																																		$ 0.001
Preferred stock, shares authorized																																																10,000,000	15,000
Accredited Investor [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of stock issued shares									32,125,000	8,333,333	3,754,720																				500,000	500,000
Shares issued price per share									$ 0.08	$ 0.06	$ 0.014																					$ 0.02
Number of warrant purchase											3,754,720
Warrant is exercisable price per share											$ 0.04
Number of shares conversion of convertible notes, aggregate purchase price									$ 2,570,000		$ 52,566
Additional number of stock issued shares											36,283
Number of stock issued shares, value										$ 500,000																					$ 10,000	$ 10,000
Sale of stock price per share																															$ 0.02
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Outstanding, Weighted Average Remaining Contractual Terms											1 year
Accredited Investor [Member] | Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of warrant to purchase common stock																															500,000	500,000
Board of Directors [Member] | Series D Convertible Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock shares designated description																																			Board of Directors designated a series of our preferred stock as Series D Preferred Stock, authorizing 15,000 shares. Our Series D Preferred Stock offering terms authorized us to raise up to $1,000,000 with an over-allotment of $500,000 in multiple closings over the course of six months. We received an aggregate of $750,000 in financing in subscription for Series D Preferred Stock, or 7,500 shares
Proceeds from issuance of preferred stock																																			$ 750,000